INTELLECTUAL PROPERTY	2 Months Ended
Mar. 31, 2020
Notes to Financial Statements
INTELLECTUAL PROPERTY
3.	INTELLECTUAL PROPERTY

At March 31, 2020, intellectual property consisted of rights for various program and property rights. These agreements underlying these rights were entered into with related parties during February 2020. The Company issued 62,531,965 Class A units in exchange for assignment of such rights. As such rights were acquired from related parties, the Company recorded such rights at their historical (predecessor) cost, reflecting an aggregate value of $300.